Accrued expenses and other current liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Accrued expenses and other current liabilities
Accrued payroll	¥ 1,030,216	$ 149,369	¥ 16,843,567
Tax payables	47,276,768	6,854,487	155,211,471
Payable to suppliers	52,627,693	7,630,298	32,100,134
Payable to external service providers	55,247,794	8,010,177	77,657,212
Payable to funding partner	84,635,053	12,270,929	22,694,769
Business deposits	7,959,080	1,153,958	8,828,980
Others	46,898,371	6,799,623	63,531,681
Total	¥ 295,674,975	$ 42,868,841	¥ 376,867,814